Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2013
Share-Based Compensation Plans

Note 22 – Share-Based Compensation Plans

Northern Trust recognizes expense for the grant-date fair value of stock options and other share-based compensation granted to employees and non-employee directors.

Total compensation expense for share-based payment arrangements to employees and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2013	2012	2011
Stock and Stock Unit Awards	$48.0	$44.0	$36.2
Stock Options	18.4	27.4	34.1
Performance Stock Units	7.4	2.5	–

Total Share-Based Compensation Expense	$73.8	$73.9	$70.3
Tax Benefits Recognized	$27.7	$27.7	$26.5

As of December 31, 2013, there was $112.0 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Corporation’s share-based compensation plans. That cost is expected to be recognized as expense over a weighted-average period of approximately 2 years.

The Northern Trust Corporation 2012 Stock Plan (the 2012 Plan) is administered by the Compensation and Benefits Committee (Committee) of the Board. All employees of the Corporation and its subsidiaries and all directors of the Corporation are eligible to receive awards under the 2012 Plan. The 2012 Plan provides for the grant of nonqualified stock options, incentive stock options, stock appreciation rights, stock awards, stock units and performance stock units. Grants are outstanding under the 2012 Plan and The Amended and Restated Northern Trust Corporation 2002 Stock Plan (2002 Plan), a predecessor plan. The total number of shares of the Corporation’s common stock authorized for issuance under the 2012 Plan is 30,000,000 plus shares forfeited under the 2002 Plan. As of December 31, 2013, shares available for future grant under the 2012 Plan, including shares forfeited under the 2002 Plan, totaled 31,034,922.

The following describes Northern Trust’s share-based payment arrangements and applies to awards under the 2012 Plan and the 2002 Plan, as applicable.

Stock Options. Stock options consist of options to purchase common stock at prices not less than 100% of the fair value thereof on the date the options are granted. Options have a maximum ten-year life and generally vest and become exercisable in one to four years after the date of grant. In addition, all options may become exercisable either upon a “change of control” as defined in the 2012 Plan and the 2002 Plan or, in the case of options issued after September 2012, upon certain involuntary terminations of employment following a change of control. All options terminate at such time as determined by the Committee and as provided in the terms and conditions of the respective option grants.

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2013	2012	2011
Expected Term (in Years)	7.6	7.5	7.7
Dividend Yield	2.38%	2.79%	4.56%
Expected Volatility	29.5	34.0	43.2
Risk Free Interest Rate	1.43	1.42	2.94

The expected term of options represents the period of time options granted are expected to be outstanding based primarily on the historical exercise behavior attributable to previous option grants. Dividend yield represents the estimated yield from dividends paid on the Corporation’s common stock over the expected term of the options. Expected volatility is determined based on a combination of the historical volatility of Northern Trust’s stock price and the implied volatility of traded options on Northern Trust stock. The risk free interest rate is based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

The following table provides information about stock options granted, vested, and exercised in the years ended December 31, 2013, 2012 and 2011.

(In Millions, Except Per Share Information)	2013	2012	2011
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$12.80	$11.54	$15.26
Grant-Date Fair Value of Stock Options Vested	30.0	32.1	27.9
Stock Options Exercised
Intrinsic Value as of Exercise Date	26.9	12.8	1.5
Cash Received	146.2	32.3	5.4
Tax Deduction Benefits Realized	9.8	4.6	0.5

The following is a summary of changes in nonvested stock options for the year ended December 31, 2013.

NONVESTED OPTIONS	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2012	4,966,030	$14.00
Granted	446,868	12.80
Vested	(2,038,108)	14.74
Forfeited or Cancelled	(70,964)	13.43

Nonvested at December 31, 2013	3,303,826	$13.40

A summary of the status of stock options under the 2012 Plan and the 2002 Plan at December 31, 2013, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2012	15,302,474	$52.53
Granted	446,868	52.69
Exercised	(3,088,490)	47.43
Forfeited, Expired or Cancelled	(668,041)	56.30

Options Outstanding, December 31, 2013	11,992,811	$53.64	5.5	$110.5

Options Exercisable, December 31, 2013	8,688,985	$55.52	4.7	$66.9

Stock and Stock Unit Awards. Stock or stock unit awards may be granted by the Committee to participants which entitle them to receive a payment in the Corporation’s common stock or cash under the terms of the 2012 Plan and such other terms and conditions as the Committee deems appropriate. Each stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The stock units granted in 2013 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date. Stock and stock unit grants totaled 1,181,321, 988,421, and 995,176, with weighted average grant-date fair values of $52.82, $43.72, and $50.79 per share, for the years ended December 31, 2013, 2012, and 2011, respectively. The total fair value of stock and stock units vested during the years ended December 31, 2013, 2012, and 2011, was $47.0 million, $21.6 million, and $7.1 million, respectively.

A summary of the status of outstanding stock and stock unit awards under the 2012 Plan and the 2002 Plan at December 31, 2013, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2012	3,306,444	$165.9
Granted	1,181,321
Distributed	(851,297)
Forfeited	(157,582)

Stock and Stock Unit Awards Outstanding, December 31, 2013	3,478,886	$215.3

Units Convertible, December 31, 2013	181,059	$11.2

The following is a summary of nonvested stock and stock unit awards at December 31, 2013, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2012	3,136,496	$49.20	2.0
Granted	1,181,321	52.82
Vested	(862,408)	52.47
Forfeited	(157,582)	46.67

Nonvested at December 31, 2013	3,297,827	$49.76	2.0

Performance Stock Units. Each performance stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The number of performance stock units granted that may vest ranges from 0% to 125% of the original award granted based on the attainment of a three-year average return on equity target. Distribution of the award is then made after vesting.

During the years ended December 31, 2013 and 2012, respectively, 296,650 and 198,552 performance stock units were granted with weighted average grant-date fair values of $49.07 and $43.65, respectively. Performance stock units outstanding at December 31, 2013 and 2012, respectively, had aggregate intrinsic values of $30.6 and $10.0 million and weighted average remaining vesting terms of 2.7 and 3.1 years, respectively.

Non-employee Director Stock Awards. Stock units with total values of $1.1 million (20,599 units), $0.9 million (20,148 units), and $1.1 million (22,188 units) were granted to non-employee directors in 2013, 2012 and 2011, respectively, which vest or vested on the date of the annual meeting of the Corporation’s stockholders in the following years. Total expense recognized on these grants was $1.1 million, $0.9 million, and $1.1 million in 2013, 2012, and 2011, respectively. Stock units granted to non-employee directors do not have voting rights. Each stock unit entitles a director to one share of common stock at vesting, unless a director elects to defer receipt of the shares. Directors may elect to defer the payment of their annual stock unit grant and cash-based compensation until termination of services as director. Deferred cash compensation is converted into stock units representing shares of common stock of the Corporation. Distributions of deferred stock units are made in stock. Distributions of the stock unit accounts that relate to cash-based compensation are made in cash based on the fair value of the stock units at the time of distribution.